Debt (Details) - Part-17 - USD ($)					3 Months Ended		12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Jan. 01, 2023	Nov. 18, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Interest rate per annum				12.00%			75.00%
Interest per annum				12.00%
Risk-free rate			3.94%
Gain loss on extinguishment of debt					$ (728,278)		$ (16,105)
Bridge Note Detachable Warrants [Member]
Debt [Line Items]
Warrants outstanding term							5 years
Fair value of warrant							$ 429,284
Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Interest rate per annum				12.00%
Bridge Loans [Member]
Debt [Line Items]
Gain loss on extinguishment of debt	$ 16,105
Lender 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Loan amount				$ 568,182
Interest rate per annum				12.00%
Debt instrument initial maturity date				Jan. 24, 2023
Percentage of gross revenue				20.00%
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)		442,458
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | Lender One [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)		29,896
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | Lender Two [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)		352,771
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | Lender Three [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)		59,792
Measurement Input, Share Price [Member] | Bridge Note Detachable Warrants [Member]
Debt [Line Items]
Warrant exercise price							0.44
Measurement Input, Price Volatility [Member] | Bridge Note Detachable Warrants [Member]
Debt [Line Items]
Volatility rate percentage							27.00%
Measurement Input, Risk Free Interest Rate [Member] | Bridge Note Detachable Warrants [Member]
Debt [Line Items]
Risk-free rate							1.53%
Before Debt Initial Maturity Date [Member] | Lender 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fair value amount of debt							$ 568,182
Percentage price				120.00%
After Debt Initial Maturity Date [Member] | Lender 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fair value amount of debt				$ 568,182
Percentage price				120.00%